Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Liabilities

NOTE 4 – ACCRUED LIABILITIES

The Company has recorded accrued liabilities primarily consisting of consulting and professional fees, rent, payroll taxes and franchise taxes of $117,341 and $121,070 as of March 31, 2021 and December 31, 2020, respectively.

NOTE 4 – ACCRUED LIABILITIES

The Company has recorded accrued liabilities primarily consisting of consulting and professional fees, rent, payroll taxes and franchise taxes of $121,070 and $77,474 as of December 31, 2020 and 2019, respectively.